CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING (Tables)	12 Months Ended
Dec. 31, 2021
CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING [Abstract]
Composition of Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing
a)	We present below the composition of cash collateral, reverse repurchase agreements and securities borrowing:

	2021	2020
	S/(000)	S/(000)

Cash collateral on repurchase agreements and security lendings (i)	1,080,616	1,601,200
Reverse repurchase agreement and security borrowings	654,783	626,925
Receivables for short sales	31,549	166,177
Total	1,766,948	2,394,302

(i)	At December 31, 2021, the balance mainly comprises cash collateral in Bolivian pesos and US dollar equivalent to S/736.2 million, delivered to Banco de Central de Bolivia and US$82.4 million, equivalent to S/328.4 million, delivered to BCRP to secure a borrowing in soles of approximately S/285 million from the same entity (cash collateral for approximately US$305.1 million, equivalent to S/1,104.7 million, to secure a borrowing in soles of approximately S/1,055 million and cash collateral delivered to Banco de Central de Bolivia in Bolivian pesos and US dollar equivalent to S/486.3 million, at December 31, 2020).

Information about Reverse Repurchase Agreements and Security Borrowings, Financial Instrument Serves as Collateral
(ii)
Credicorp, mainly through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral. Details of said transactions are as follows:

		2021						2020
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Instruments issued by the Colombian Government	Colombian pesos	5.89	–	321,196	–	321,196	361,337	5.37	–	259,093	–	259,093	258,442
Instruments issued by the Chilean Government	Chilean pesos	–	–	–	–	–	–	(0.53)	–	25,775	–	25,775	24,427
Other instruments		2.83	31,736	256,874	44,977	333,587	292,414	1.40	23,423	231,226	87,408	342,057	341,085
			31,736	578,070	44,977	654,783	653,751		23,423	516,094	87,408	626,925	623,954

Information about Payables from Repurchase Agreements and Security Lending
b)
Credicorp, through its subsidiaries, obtains financing through “Payables from repurchase agreements and securities lending” by selling financial instruments and committing to repurchase them at future dates, including interest at a fixed rate. The details of said transactions are as follows:

		2021						2020
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Debt instruments(c)			–	204,916	20,986,894	21,191,810	21,362,884		-	383,020	26,781,748	27,164,768	28,960,995
Instruments issued by the Colombian Government	Colombian pesos	5.36	–	676,361	–	676,361	676,300	4.62	–	700,719	–	700,719	700,637
Instruments issued by the Chilean Government	Chilean pesos	0.31	–	74,218	–	74,218	74,216	0.09	17,865	–	–	17,865	17,865
Other instruments		2.91	–	71,477	–	71,477	71,431	1.19	31,245	9,020	–	40,265	40,276
			–	1,026,972	20,986,894	22,013,866	22,184,831		49,110	1,092,759	26,781,748	27,923,617	29,719,773

Information about Repurchase Agreement Secured with Cash, Investments and Loans
c)
At December 31, 2021, and 2020, the Group has repurchase agreements secured with: (i) cash, see note 5(a), (ii) investments, see note 6(b), and (iii) loans, see note 7(a). This item consists of the following:

		2021			2020
			Carrying			Carrying
Counterparties	Currency	Maturity	amount	Collateral	Maturity	amount	Collateral
			S/(000)			S/(000)
BCRP - Reactiva Perú (*)	Soles	May 2023 / December 2025	15,729,959	Loans guaranteed by National Government	May 2023 / December 2023	20,916,438	Loans guaranteed by National Government
BCRP	Soles	January 2022 / September 2025	2,938,683	Investments	March 2021 / July 2024	2,903,266	Investments
Banco Central de Bolivia	Bolivianos	February 2022 / December 2022	736,155	Cash	February 2021 / December 2022	486,331	Cash
BCRP - Reactiva Perú Especial (*)	Soles	June 2023 / December 2025	672,289	Loans guaranteed by National Government	June 2023 / December 2023	756,387	Loans guaranteed by National Government
BCRP, nota 5(a)(i)	Soles	March 2022 / March 2023	285,000	Cash with BCRP	February 2021 / March 2023	1,055,000	Cash with BCRP
Natixis S.A.	Soles	August 2028	270,000	Investments	August 2028	270,000	Investments
Banco de la República de Colombia	Colombian pesos	January 2022	203,026	Investments	January 2021	319,481	Investments
Citigroup Global Markets Limited (i)	US dollar	August 2026	179,415	Investments	August 2026	162,945	Investments
Natixis S.A. (ii)	US dollar	August 2026	99,675	Investments	August 2026	90,525	Investments
Other minors		January 2022	1,848	Investments	January 2021 / April 2033	91,160	Investments
Accrued interest			75,760			113,235
			21,191,810			27,164,768

(*)   It corresponds to Agreement Transactions where BCP and MiBanco sell representing credit securities guaranteed by the BCRP, they receive soles and are obliged to buy them back at a later date. The credit representing securities with guarantee of the National Government may have the form of a portfolio of credit representing titles or of Certificates of Participation in trustee of the loan portfolio guaranteed by the National Government (Reactiva Especial). The BCRP will charge a fixed interest annual rate in soles of 0.5 percent for the operation and will include a grace period of twelve months without payment of interest or principal. As of December 2021, the total credits granted through the Reactiva Perú program is S/10,864.6 million (S/24,286.5 million, at December 31, 2020), see Note 7(a). See more details of the Reactiva Perú program in Note 2(b).

As of December 31, 2021 and 2020, said operations accrue interest at fixed and variable rates between 0.5 percent and 6.73 percent and between Libor 6M + 1.68 percent and Libor 6M + 1.90 percent.

Certain repurchase agreements were hedged using cross-currency swaps (CCS), as detailed below:

(i)
As of December 31, 2021 the Group maintains cross currency swaps (CCS) which were designated as a cash flow hedge of certain repurchase agreements in US dollar at variable rate for a notional amount of US$ 45.0 million, equivalent to S/ 179.4 million (approximately US$ 45.0 million, equivalent to S/162.9 million, at December 31, 2020). By means of these CCS, said repurchase agreements were economically converted to soles, see note 13(c).

(ii)
As of December 31, 2021, the Group maintains a CCS which was designated as a cash flow hedge of a repurchase agreement in US dollar at variable rate for a total notional amount of US$25.0 million, equivalent to S/99.7 million (approximately US$25.0 million, equivalent to S/90.5 million, at December 31, 2020). By means of the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate; see note 13(c).